Income Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates	16.50%	16.50%	16.50%
Income tax profits	$ (114,412)	$ (893,363)	$ 169,358
Local Research Institutions [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount		$ 2,000,000
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	25.00%	25.00%	25.00%
HONG KONG | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates	8.25%	8.25%
Income tax profits		$ 20,000
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates	16.50%	16.50%
Income tax profits		$ 20,000